Employee Benefit Plan	12 Months Ended
Dec. 31, 2016
Postemployment Benefits [Abstract]
Employee Benefit Plan

(17) Employee Benefit Plan

The Company maintains a 401(k) plan for the benefit of the Company’s eligible employees. The plan covers all employees who have attained minimum service requirements. The Company currently does not contribute to the retirement plan for any of its employees.